Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 71,640,823.38
Total Fee Amount	9,893.60
Total Offset Amount	0.00
Net Fee	$ 9,893.60
Offering Table N/A
Offset Table N/A	N/A